Tax matters - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of other provisions [line items]
Deferred tax assets	€ 19,170		€ 20,767		€ 20,787	€ 19,440
Deferred tax assets not recognized	11,200
Tax losses, deferred tax assets not recognized	6,660
Tax credits, deferred tax assets not recognized	3,500
Other concepts, deferred tax assets not recognized	1,040
Taxes other than income tax	556		570		559
Law 38/2022, Tax Reform
Disclosure of other provisions [line items]
Taxes other than income tax	334		224
Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	16,803		18,374		19,009	18,190
Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	2,367		2,393		1,778	1,250
Monetizable
Disclosure of other provisions [line items]
Deferred tax assets	10,309		11,099		10,660
Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	10,309		11,099		10,660	€ 10,473
Other
Disclosure of other provisions [line items]
Deferred tax assets	8,861		9,668		10,127
Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	6,494		7,275		8,349
Other | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	2,367		€ 2,393		€ 1,778
Spain
Disclosure of other provisions [line items]
Deferred tax assets	7,338
Spain | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	681
Spain | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	5,246
Spain | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,411
Brazil
Disclosure of other provisions [line items]
Deferred tax assets	7,198
Brazil | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	856
Brazil | Monetizable | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	4,979
Brazil | Other | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	1,363
Mexico
Disclosure of other provisions [line items]
Deferred tax assets	1,262
US
Disclosure of other provisions [line items]
Deferred tax assets	1,173
US | Temporary differences
Disclosure of other provisions [line items]
Deferred tax assets	€ 387
Deferred tax asset recovery period	15 years	15 years
US | Tax losses and tax credits
Disclosure of other provisions [line items]
Deferred tax assets	€ 786
UK
Disclosure of other provisions [line items]
Dividend exemption, generating potential tax credit | £		£ 500		£ 1,000
Actuarial assumption of growth | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%
Inflation rate assumption | Spain
Disclosure of other provisions [line items]
Percentage used to adjust sensitivity analysis	0.50%	0.50%